Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 3,453	$ 3,420
Preferred stock, no par value	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Common stock, no par value	$ 0
Common stock, shares authorized	25,000,000	25,000,000
Common stock, issued	5,021,376	5,021,376
Common stock, outstanding	5,021,376	5,021,376